Accrued expenses and other current liabilities - Narrative (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 03, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Decrease in company workforce (as a percent)		60.00%	60.00%
Restructuring charges				$ 1,366,000
Corporate restructuring plan
Restructuring Cost and Reserve [Line Items]
Cash retention bonus cost				205,000
Severance benefits				186,000
Cash Retention Bonuses Payable				1,006,000
Cash retention bonuses payable upon change in control				603,000
Cash retention bonuses payable upon employees in good standing				403,000
Severance benefits payable upon change in control and termination without cause				928,000
Ongoing termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges				1,037,000
One-time termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges				100,000
Retention benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges				214,417
Other restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges				14,995
Scenario, forecast
Restructuring Cost and Reserve [Line Items]
Severance benefits payable upon change in control and termination without cause	$ 928,000
Restructuring charges incurred upon change in control	$ 603,000
Minimum
Restructuring Cost and Reserve [Line Items]
Restructuring charges				1,769,000
Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges				3,354,000
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges				968,000
Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Restructuring charges				398,000
Consumer Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges				81,000
Consumer Operations | Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges				113,000
Drug Development
Restructuring Cost and Reserve [Line Items]
Restructuring charges				968,000
Drug Development | Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges				1,036,000
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges				317,000
Corporate | Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges				$ 2,205,000